UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2010

Schedule of investments (unaudited) December 31, 2010

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.9%

Education — 40.3%

Massachusetts State DFA Revenue:
Boston University, LOC-Bank of Nova Scotia	0.280%	10/1/40	$5,200,000	$5,200,000	(a)(b)
Boston University, LOC-BNP Paribas	0.300%	10/1/40	1,555,000	1,555,000	(a)(b)
Boston University, LOC-Citizens Bank, FHLB	0.290%	10/1/31	775,000	775,000	(a)(b)
Chestnut Hill School, LOC-Citizens Bank	0.390%	12/1/32	4,260,000	4,260,000	(a)(b)
Newbury College Inc., LOC-RBS Citizens N.A., FHLB	0.330%	6/1/23	4,965,000	4,965,000	(a)(b)
Phillips Academy, SPA-Bank of New York	0.310%	9/1/33	1,900,000	1,900,000	(a)(b)
Smith College	0.310%	7/1/24	2,817,000	2,817,000	(a)(b)
Smith College	0.310%	7/1/29	398,000	398,000	(a)(b)
Smith College, SPA-Bank of America N.A.	0.310%	7/1/37	3,400,000	3,400,000	(a)(b)
St. Mark’s School, LOC-Bank of America	0.320%	8/1/34	1,260,000	1,260,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.340%	10/1/33	6,270,000	6,270,000	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.310%	11/1/26	2,900,000	2,900,000	(a)(b)
Harvard University	0.240%	11/1/49	6,000,000	6,000,000	(a)(b)
Massachusetts Institute of Technology	0.270%	7/1/31	5,900,000	5,900,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America N.A.	0.300%	12/1/37	825,000	825,000	(a)(b)
Refunding, Amherst College	0.310%	11/1/28	2,650,000	2,650,000	(a)(b)
Refunding, Amherst College	0.310%	11/1/35	2,165,000	2,165,000	(a)(b)
Refunding, Boston University, LOC-State Street Bank & Trust Co.	0.310%	12/1/29	1,015,000	1,015,000	(a)(b)
Refunding, Wellesley College	0.240%	7/1/39	3,715,000	3,715,000	(a)(b)
Wellesley College	0.270%	7/1/22	840,000	840,000	(a)(b)
Wellesley College	0.240%	7/1/39	2,075,000	2,075,000	(a)(b)
Williams College	0.450%	4/7/11	4,100,000	4,100,000	(b)(c)
Williams College	0.350%	8/1/14	1,650,000	1,650,000	(a)(b)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.280%	10/1/21	700,000	700,000	(a)(b)

Total Education				67,335,000

Finance — 1.0%

Massachusetts State DFA Revenue, Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.340%	6/1/36	1,600,000	1,600,000	(a)(b)

General Obligation — 14.9%

Barnstable, MA, GO, BAN	1.250%	6/16/11	1,250,000	1,253,853
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.280%	7/1/34	2,410,000	2,410,000	(a)(b)
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	500,000	500,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	1,100,000	1,100,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/27	200,000	200,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/28	450,000	450,000	(a)(b)
Lincoln, MA, GO, BAN	1.250%	5/11/11	2,168,000	2,173,520
Malden, MA, GO, BAN	1.250%	4/29/11	3,000,000	3,006,730
Massachusetts State, GO:
Central Artery, SPA-State Street Bank & Trust Co.	0.280%	12/1/30	300,000	300,000	(a)(b)
Consolidated Loan, SPA-Dexia Credit Local	0.370%	3/1/26	800,000	800,000	(a)(b)
Refunding, SPA-Landesbank Hessen-Thuringen	0.350%	1/1/21	7,515,000	7,515,000	(a)(b)
SPA-Westdeutsche Landesbank	0.390%	9/1/16	100,000	100,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued) December 31, 2010

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Quincy, MA, GO:
BAN	1.250%	1/28/11	$4,500,000	$4,502,291
BAN	1.250%	1/28/11	500,000	500,273

Total General Obligation				24,811,667

Health Care — 18.7%

Massachusetts State DFA Revenue, Notre Dame Health Care Center, LOC-KBC Bank NV	0.390%	10/1/29	5,780,000	5,780,000	(a)(b)
Massachusetts State HEFA, Partners Healthcare, SPA-Bank One N.A.	0.310%	7/1/38	4,875,000	4,875,000	(a)(b)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.300%	7/1/44	1,290,000	1,290,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.290%	10/1/49	4,600,000	4,600,000	(a)(b)
CIL Realty Massachusetts, LOC-HSBC Bank USA N.A.	0.310%	7/1/36	7,640,000	7,640,000	(a)(b)
Great Brook Valley Health, LOC-TD Banknorth N.A.	0.320%	12/1/36	2,245,000	2,245,000	(a)(b)
Hebrew Rehabilitation Center for Aged, LOC-Bank of America N.A.	0.370%	7/1/17	2,800,000	2,800,000	(a)(b)
Partners Healthcare Systems	0.270%	7/1/17	300,000	300,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.300%	7/1/38	370,000	370,000	(a)(b)
Pool Loan Program, LOC-TD Banknorth N.A.	0.320%	2/1/38	765,000	765,000	(a)(b)
Refunding, Fairview Extended, LOC-Bank of America	0.420%	1/1/27	600,000	600,000	(a)(b)

Total Health Care				31,265,000

Housing: Multi-Family — 3.0%

Massachusetts State DFA, MFH:
Archstone Readstone, LOC-Bank of America N.A.	0.380%	12/1/37	2,600,000	2,600,000	(a)(b)(d)
Tammy Brook Apartments Project, LIQ-FHLMC	0.320%	12/1/44	2,500,000	2,500,000	(a)(b)

Total Housing: Multi-Family				5,100,000

Housing: Single Family — 4.1%

Massachusetts State HFA, Housing Revenue:
AGM, SPA-Dexia Credit Local	0.420%	12/1/30	4,510,000	4,510,000	(a)(b)(d)
LOC-Lloyds TSB Bank PLC	0.370%	12/1/41	2,410,000	2,410,000	(a)(b)(d)

Total Housing: Single Family				6,920,000

Industrial Revenue — 8.0%

Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.290%	2/1/32	2,990,000	2,990,000	(a)(b)
Massachusetts State DFA Revenue:
Clark University, LOC-TD Banknorth N.A.	0.280%	10/1/38	4,700,000	4,700,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.550%	3/1/27	1,220,000	1,220,000	(a)(b)(d)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.310%	12/1/24	4,400,000	4,400,000	(a)(b)

Total Industrial Revenue				13,310,000

Miscellaneous — 3.6%

Massachusetts State DFA Revenue, Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.420%	6/1/23	945,000	945,000	(a)(b)
Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of America	0.310%	1/1/35	100,000	100,000	(a)(b)
Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America	0.330%	7/1/26	4,900,000	4,900,000	(a)(b)

Total Miscellaneous				5,945,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued) December 31, 2010

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — 2.3%

Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	$3,900,000	$3,905,971

Water & Sewer — 4.0%

Massachusetts State Water Resources Authority:
Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.330%	8/1/20	2,800,000	2,800,000	(a)(b)
SPA-Dexia Credit Local	0.320%	8/1/37	3,890,000	3,890,000	(a)(b)

Total Water & Sewer				6,690,000

TOTAL INVESTMENTS — 99.9% (Cost — $166,882,638#)				166,882,638
Other Assets in Excess of Liabilities — 0.1%				143,642

TOTAL NET ASSETS — 100.0%				$167,026,280

(a)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CIL	- Corporation for Independent Living
DFA	- Development Finance Agency
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
IFA	- Industrial Finance Agency
ISO	- Independent System Operator
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**

A-1	62.5%
VMIG1	25.7
NR	4.1
MIG1	3.0
P-1	2.6
SP-1	2.1

100.0%

* As a percentage of total investments. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

** S&P primary rating; Moody’s secondary then Fitch.

See pages 4 through 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$166,882,638	—	$ 166,882,638

†See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments

Notes to schedule of investments (unaudited) (continued)

may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2011